Deposits (Summary of Scheduled Maturities of Time Deposits) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposits [Line Items]
Up to one year	$ 684,118	$ 820,742
Over one to two years	65,138	63,932
Over two to three years	25,425	21,933
Over three to four years	3,366	7,025
Over four to five years	2,188	4,451
Thereafter	614	173
Total time deposits	$ 780,849	$ 918,256